CAPITAL STOCK - Summarized Information About DSUs (Details) - DSUs	12 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares	72,434	69,234	48,179
Weighted average fair value granted (in dollars per share) | $ / shares	$ 13.83	$ 14.75	$ 17.79
Shares issued upon DSU settlement (in shares) | shares	0	37,668	0
Weighted average fair value per DSU settled (in dollars per share) | $ / shares	$ 0.00	$ 14.50	$ 0.00
Cash payments on exercise | $	$ 0	$ 546	$ 0
Outstanding (in shares) | shares	271,427	198,993
Weighted average fair value per award outstanding (in dollars per share) | $ / shares	$ 12.67	$ 12.18